Cover	May 17, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 17, 2022
Entity Registrant Name	SHARECARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39535
Entity Tax Identification Number	85-1365053
Entity Address, Address Line One	255 East Paces Ferry Road NE
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	671-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001816233
Amendment Flag	false
Common Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SHCR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SHCRW
Security Exchange Name	NASDAQ